Lease - Other information (Details)	Dec. 31, 2019
Lease
Weighted-average remaining lease term Operating leases	4 years 8 months 12 days
Weighted-average remaining lease term Finance leases	3 years 10 months 24 days
Weighted-average discount rate Operating leases	5.83%
Weighted-average discount rate Finance leases	5.77%